Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Other Comprehensive Income (Loss)
Components of other comprehensive income (loss)

	Thousands of Yen
		Tax
	Before Tax	(Expense)	Net of Tax
	Amount	Benefit	Amount
Year ended December 31, 2019
Foreign currency translation adjustments
Amount arising during the period	¥ ―	¥ ―	¥ ―
Reclassification adjustments for gains and losses realized in net income	400	(122)	278
Other comprehensive income (loss)	¥400	¥(122)	¥278

Change in accumulated other comprehensive income (loss)

Thousands of Yen
Foreign currency
translation adjustments
Balance at December 31, 2018	¥(278)
Other comprehensive income (loss) before reclassifications	―
Amounts reclassified from accumulated other comprehensive income (loss)	278
Net change during the year	278
Balance at December 31, 2019	¥ ―

Reclassifications out of accumulated other comprehensive income(loss)

				Affected line items
	Thousands of Yen			in consolidated
	2020		2019	statements of (loss) income
Foreign currency translation adjustments	¥	―	¥400	Other – net
		―	(122)	Income tax (benefit) expense
		―	278	Net (loss) income
Total amount reclassified, net of tax	¥	―	¥278